IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jan. 08, 2019
In-process Research And Development And Deferred Tax Liability
Deferred tax liability	$ 30,200	$ 24,100		$ 19,800
Income tax (expense)			$ 2,200
Deferred Tax Expenses Return To Provision Adjustment			400
Decrease due to refundable research and development credit	42	149	$ 500
Increase (Decrease) in deferred tax liability	$ 1,100	$ 2,400